Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2021 CAD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2023	$ 107
2024	111
2025	111
2026	113
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2022	362
2023	369
2024	375
2025	379
2026	383
2027 through to 2031	1,962
Total estimated future benefit payments through to 2031	3,830
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2022	64
2023	65
2024	66
2025	66
2026	68
2027 through to 2031	345
Total estimated future benefit payments through to 2031	$ 674